UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

      This Amendment (Check only one):    | | is a restatement
                                          | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Chesapeake Partners Management Co., Inc.
Address:       2800 Quarry Lake Drive
               Suite 300
               Baltimore, Maryland 21209


Form 13F File Number: 28-04120
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   410-602-0195

Signature, Place and Date of Signing:


      /s/ Mark D. Lerner           Baltimore, Maryland      August 14, 2009
----------------------------       -------------------     -----------------
           [Signature]                [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                     -------------------------
Form 13F Information Table Entry Total:                         79
                                                     -------------------------
Form 13F Information Table Value Total:                     $991,035
                                                     -------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

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
                                              CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                              FORM 13F
                                                    QUARTER ENDED JUNE 30, 2009

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                                                          VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS TITLE    CUSIP      (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP         COM       018581108   7,974        193,600  SH         SOLE                193,600
ALTRIA GROUP INC                   COM       02209S103   6,556        400,000  SH         SOLE                400,000
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH  03938L104   6,599        199,498  SH         SOLE                199,498
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1 03938LAK0  17,179     13,500,000  PRN        SOLE                                NONE
AXSYS TECHNOLOGIES INC             COM       054615109  11,238        209,500  SH         SOLE                209,500
BANK OF AMERICA CORPORATION        COM       060505104  19,470      1,474,970  SH         SOLE              1,474,970
BERKSHIRE HATHAWAY INC DEL        CL B       084670207   9,093          3,140  SH         SOLE                  3,140
BLACKROCK INC                      COM       09247X101  10,783         61,471  SH         SOLE                 61,471
BRINKS CO                          COM       109696104  29,955      1,031,859  SH         SOLE              1,031,859
BRINKS HOME SEC HLDGS INC          COM       109699108  13,909        491,293  SH         SOLE                491,293
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109   6,063        312,371  SH         SOLE                312,371
CAPITAL ONE FINL CORP              COM       14040H105   3,829        175,000  SH         SOLE                175,000
CENTENNIAL COMMUNCTNS CORP N    CL A NEW     15133V208   2,329        277,900  SH         SOLE                277,900
CENTEX CORP                        COM       152312104   4,019        475,000  SH         SOLE                475,000
CF INDS HLDGS INC                  COM       125269100  71,256        961,095  SH         SOLE                961,095
CHESAPEAKE ENERGY CORP             COM       165167107   9,794        493,900  SH         SOLE                493,900
CISCO SYS INC                      COM       17275R102   1,865        100,000  SH         SOLE                100,000
CLEAR CHANNEL OUTDOOR HLDGS       CL A       18451C109   1,449        273,339  SH         SOLE                273,339
CLEARWIRE CORP NEW                CL A       18538Q105  10,874      1,966,314  SH         SOLE              1,966,314
CONSTELLATION ENERGY GROUP I       COM       210371100  18,650        701,651  SH         SOLE                701,651
CSX CORP                           COM       126408103   3,086         89,100  SH         SOLE                 89,100
CVS CAREMARK CORPORATION           COM       126650100  17,050        535,000  SH         SOLE                535,000
D R HORTON INC               NOTE 2.000% 5/1 23331ABB4   4,829      5,000,000  PRN        SOLE                                NONE
DIGITALGLOBE INC                 COM NEW     25389M877   2,868        149,400  SH         SOLE                149,400
ELIXIR GAMING TECHNOLOGIES I       COM       28661G105     154        961,639  SH         SOLE                961,639
EMMIS COMMUNICATIONS CORP         CL A       291525103     419      1,397,269  SH         SOLE              1,397,269
EMULEX CORP                      COM NEW     292475209  22,538      2,304,514  SH         SOLE              2,304,514
ENCORE ACQUISITION CO              COM       29255W100   9,610        311,500  SH         SOLE                311,500
FIDELITY NATIONAL FINANCIAL       CL A       31620R105  14,956      1,105,400  SH         SOLE              1,105,400
FOUNDATION COAL HLDGS INC          COM       35039W100  16,476        586,123  SH         SOLE                586,123
GENTEK INC                       COM NEW     37245X203  22,505      1,007,839  SH         SOLE              1,007,839
GOLDMAN SACHS GROUP INC            COM       38141G104  11,795         80,000  SH         SOLE                 80,000
GOOGLE INC                        CL A       38259P508   6,089         14,442  SH         SOLE                 14,442
HOLOGIC INC                  FRNT 2.000%12/1 436440AA9  10,686     15,000,000  PRN        SOLE                                NONE
IPC HLDGS LTD                      ORD       G4933P101   1,807         66,100  SH         SOLE                 66,100
ISHARES TR                   DJ US REAL EST  464287739   2,918         90,000  SH         SOLE                 90,000
JPMORGAN CHASE & CO                COM       46625H100  35,012      1,026,449  SH         SOLE              1,026,449
L-1 IDENTITY SOLUTIONS INC         COM       50212A106   5,474        707,206  SH         SOLE                707,206
L-1 IDENTITY SOLUTIONS INC   NOTE 3.750% 5/1 50212AAB2   8,852     11,000,000  PRN        SOLE                                NONE
LIBERTY MEDIA CORP NEW        ENT COM SER A  53071M500  35,674      1,336,100  SH         SOLE              1,336,100
LIGAND PHARMACEUTICALS INC        CL B       53220K207   7,107      2,484,881  SH         SOLE              2,484,881
MORGAN STANLEY                   COM NEW     617446448   6,272        220,000  SH         SOLE                220,000
MOSAIC CO                          COM       61945A107   1,108         25,000  SH         SOLE                 25,000
NATCO GROUP INC                   CL A       63227W203   5,761        175,000  SH         SOLE                175,000
NORFOLK SOUTHERN CORP              COM       655844108   4,709        125,000  SH         SOLE                125,000
NRG ENERGY INC                   COM NEW     629377508  15,246        587,288  SH         SOLE                587,288
OCH ZIFF CAP MGMT GROUP           CL A       67551U105   3,211        360,400  SH         SOLE                360,400
OCWEN FINL CORP                  COM NEW     675746309  12,801        986,954  SH         SOLE                986,954
ORIENT-EXPRESS HOTELS LTD         CL A       G67743107   3,918        461,505  SH         SOLE                461,505
PETRO-CDA                          COM       71644E102  34,655        902,000  SH         SOLE                902,000
QUIKSILVER INC                     COM       74838C106     564        304,600  SH         SOLE                304,600
SAKS INC                           COM       79377W108  11,881      2,681,982  SH         SOLE              2,681,982
SCHERING PLOUGH CORP               COM       806605101  16,956        675,000  SH         SOLE                675,000
SCHERING PLOUGH CORP               COM       806605101   1,256         50,000  SH   CALL  SOLE                 50,000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605  21,510      1,800,000  SH         SOLE              1,800,000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605  20,913      1,750,000  SH   CALL  SOLE              1,750,000
SIMON PPTY GROUP INC NEW           COM       828806109   6,661        129,509  SH         SOLE                129,509
SL GREEN RLTY CORP                 COM       78440X101   6,107        266,200  SH         SOLE                266,200
SOTHEBYS                           COM       835898107     847         60,000  SH         SOLE                 60,000
SOURCEFIRE INC                     COM       83616T108  14,919      1,204,105  SH         SOLE              1,204,105
SPDR SERIES TRUST             S&P HOMEBUILD  78464A888  11,163        950,000  SH         SOLE                950,000
SPDR SERIES TRUST            S&P RETAIL ETF  78464A714     970         35,000  SH         SOLE                 35,000
SUNPOWER CORP                DBCV 1.250% 2/1 867652AA7   2,354      3,000,000  PRN        SOLE                                NONE
TERRA INDS INC                     COM       880915103   1,453         60,000  SH         SOLE                 60,000
THERAVANCE INC                     COM       88338T104  61,194      4,179,934  SH         SOLE              4,179,934
THERMO FISHER SCIENTIFIC INC       COM       883556102  35,148        862,100  SH         SOLE                862,100
TIME WARNER INC                  COM NEW     887317303     630         25,000  SH         SOLE                 25,000
U S G CORP                       COM NEW     903293405   8,923        886,103  SH         SOLE                886,103
UNITEDHEALTH GROUP INC             COM       91324P102  10,349        414,300  SH         SOLE                414,300
VIACOM INC NEW                    CL B       92553P201  11,577        510,000  SH         SOLE                510,000
VIRGIN MEDIA INC                   COM       92769L101  22,853      2,444,162  SH         SOLE              2,444,162
WELLPOINT INC                      COM       94973V107  18,829        370,000  SH         SOLE                370,000
WENDYS ARBYS GROUP INC             COM       950587105   3,802        950,500  SH         SOLE                950,500
WHITING PETE CORP NEW              COM       966387102  14,787        420,560  SH         SOLE                420,560
WIND RIVER SYSTEMS INC             COM       973149107  21,536      1,879,200  SH         SOLE              1,879,200
WYETH                              COM       983024100  44,546        981,407  SH         SOLE                981,407
WYETH                              COM       983024100   9,078        200,000  SH   CALL  SOLE                200,000
WYNDHAM WORLDWIDE CORP             COM       98310W108  14,164      1,168,635  SH         SOLE              1,168,635
WYNDHAM WORLDWIDE CORP       NOTE 3.500% 5/0 98310WAC2   5,595      5,000,000  PRN        SOLE                                NONE


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